Financial Instruments and Risk Management - Details of Securities that Currently are in Unrealized Loss Position (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair Values		$ 79
Less than 12 months, Unrealized Losses
More than 12 months, Fair Values	88	147
More than 12 months, Unrealized Losses	(1)	(6)
Total, Fair Values	88	226
Total, Unrealized Losses	(1)	(6)
Senior Debt Floating Rate Notes [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair Values		79
Less than 12 months, Unrealized Losses
More than 12 months, Fair Values	88	147
More than 12 months, Unrealized Losses	(1)	(6)
Total, Fair Values	88	226
Total, Unrealized Losses	$ (1)	$ (6)